Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Plant and Equipment
4.	Mineral Property, Plant and Equipment

Details of the Mineral Property, Plant, and Equipment are as follows:
Net Book Value	NorthMet	Other fixed assets	Total
Balance at January 31, 2017	$364,793	$120	$364,913
Additions	39,474	32	39,506
Disposals (Note 5)	(2,789)	-	(2,789)
Changes to rehabilitation provision (Note 6)	(6,363)	-	(6,363)
Amortization	-	(62)	(62)
Balance at December 31, 2017	395,115	90	395,205
Adoption of IFRS 16 (Note 2)	-	211	211
Balance at January 1, 2018	395,115	301	395,416
Additions	41,710	87	41,797
Changes to environmental rehabilitation provision (Note 6)	(3,478)	-	(3,478)
Amortization and Depreciation	-	(187)	(187)
Balance at December 31, 2018	$433,347	$201	$433,548

NorthMet	December 31, 2018	December 31, 2017
Mineral property acquisition and interest costs	$112,002	$86,863
Mine plan and development	48,383	50,250
Environmental	133,638	122,396
Consulting and wages	55,076	52,965
Reclamation and remediation (Note 6)	56,811	60,289
Site activities	26,488	21,403
Mine equipment	949	949
Total	$433,347	$395,115

Erie Plant, Minnesota, U.S.A.
In November 2005, the Company acquired from Cliffs Erie LLC, a subsidiary of Cleveland Cliffs Inc. (together “Cliffs”) large parts of the Erie Plant, a processing facility located approximately six miles from the ore body.

In December 2006, the Company acquired from Cliffs additional property and associated rights sufficient to provide it with a railroad connection linking the mine development site and the Erie Plant.  The transaction also included a railcar fleet, locomotive fueling and maintenance facilities, water rights and pipelines, administrative offices on site and an additional 6,000 acres of land to the east and west of the existing tailings storage facilities.

The consideration paid for the Erie Plant and associated infrastructure was $18.9 million in cash and 9,200,547 shares at a fair market value of $13.953 million. As part of the consideration, the Company indemnified Cliffs for reclamation and remediation obligations of the acquired property (see Note 6).

During the twelve months ended December 31, 2018, the Company capitalized 100% of the borrowing costs on the convertible debt (see Note 8) and non-convertible debt (see Note 9) in the amount of $20.560 million (eleven months ended December 31, 2017 - $18.512 million) as part of the cost of NorthMet assets.  Costs to acquire the surface rights over the mineral rights were reclassed from mine plan and development to mineral property acquisition following the land exchange closing in June 2018 which resulted in cash proceeds of $0.425 million and a non-cash loss of $0.553 million based on independent valuation appraisals of the lands exchanged. As NorthMet assets are not in use or capable of operating in a manner intended by management, no depreciation or amortization of these assets has been recorded to December 31, 2018.